THE ADVISORS' INNER CIRCLE FUND

                         ALPHAONE MICRO CAP EQUITY FUND

                      SUPPLEMENT DATED SEPTEMBER 30, 2011
                                     TO THE
                         PROSPECTUS DATED APRIL 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED APRIL 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------

THE  FOLLOWING  PARAGRAPH  REPLACES  THE  THIRD  PARAGRAPH UNDER THE "INVESTMENT
ADVISER"  SECTION  ON  PAGE  14  OF  THE  PROSPECTUS:

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep each Fund's net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50% of each Fund's average daily net assets until April 1, 2012. In addition, with respect to the AlphaOne Micro Cap Equity Fund, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses in order to keep the Fund net operating expenses (excluding excluded expenses) from exceeding 1.42% of the Fund's average daily net assets. The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of it at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between each Fund's total annual Fund operating expenses (not including excluded expenses) and its respective expense cap to recover all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. With respect to the AlphaOne Micro Cap Equity Fund, if total annual Fund operating expenses are greater than the voluntary cap but less than the contractual cap, the Adviser will not be permitted to recover the difference between the total annual Fund operating expenses and the contractual cap.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 ACP-SK-007-0100


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                        THE ADVISORS' INNER CIRCLE FUND

                         ALPHAONE MICRO CAP EQUITY FUND

                      SUPPLEMENT DATED SEPTEMBER 30, 2011
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED APRIL 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

--------------------------------------------------------------------------------

THE FOLLOWING PARAGRAPH REPLACES THE FIFTH PARAGRAPH UNDER THE "THE ADVISER" SECTION ON PAGE 26 OF THE SAI:

In addition, with respect to the AlphaOne Micro Cap Equity Fund, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses in order to keep the Fund net operating expenses (excluding excluded expenses) from exceeding 1.42% of the Fund's average daily net assets. The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of it at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between each Fund's total annual fund operating expenses (not including excluded expenses) and its respective expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. With respect to the AlphaOne Micro Cap Equity Fund, if total annual Fund operating expenses are greater than the voluntary cap but less than the contractual cap, the Adviser will not be permitted to recover the difference between the total annual Fund operating expenses and the contractual cap.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 ACP-SK-008-0100